Warranty - Schedule of Company's Warranty Accruals (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Product Warranty Liability [Line Items]
Acquisition balance relates to a pre-acquisition settlement agreement		$ 174
Pre-acquisition Settlement Agreement for Specific Performance [Member]
Product Warranty Liability [Line Items]
Acquisition balance relates to a pre-acquisition settlement agreement	$ 127	$ 127